Shareholder Report, Average Annual Return (Details) B522140_Direxion Daily Financial Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Financial Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Financial Bull 3X Shares NAV
Average Annual Return, Percent	17.19%	38.36%	19.22%
Financial Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Select Sector Index
Average Annual Return, Percent	14.25%	19.21%	12.60%